Goodwin Procter LLP Counselors at Law 135 Commonwealth Drive Menlo Park, CA 94025 T: 650.752.3100 F: 650.853.1038

CONFIDENTIAL TREATMENT REQUESTED

BY ZENDESK, INC.: ZENDESK-001

CERTAIN PORTIONS OF THIS LETTER HAVE BEEN OMITTED FROM THE VERSION FILED VIA EDGAR AND HAVE BEEN SUBMITTED SEPARATELY TO THE COMMISSION. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS PURSUANT TO 17 C.F.R. § 200.83. INFORMATION THAT WAS OMITTED IN THE EDGAR VERSION HAS BEEN NOTED IN THIS LETTER WITH A PLACEHOLDER IDENTIFIED BY THE MARK ‘‘[**]’’.

March 21, 2014

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, D.C. 20549

Re:	Zendesk, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted February 14, 2014

CIK No. 0001463172

Dear Mr. Ingram:

This letter is submitted on behalf of Zendesk, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Confidential Draft Registration Statement on Form S-1 submitted on February 14, 2014 (the “Draft Registration Statement”), as set forth in your letter dated March 13, 2014 addressed to Mikkel Svane, Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently filing an Amended Draft Registration Statement (“Amended Draft Registration Statement”), which includes changes that reflect responses to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to the Amended Draft Registration Statement. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in the Draft Registration Statement.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to submitting this letter via EDGAR, we are sending via courier four (4) copies of each of this letter and the Amended Draft Registration Statement (marked to show changes from the Draft Registration Statement).

Because of the commercially sensitive nature of certain information contained herein, this letter is accompanied by the Company’s request for confidential treatment of selected portions of this letter pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83 and the Freedom of Information Act.

General

1.	If you intend to respond to these comments with an amended draft registration statement, please submit it and any associated correspondence in accordance with the guidance we provide in the Division’s October 11, 2012 announcement on the SEC website at http://www.sec.gov/divisions/corpfin/cfannouncements/drsfilingprocedures101512.htm.

RESPONSE: The Company acknowledges the Staff’s comment and confirms it will submit any amended draft registration statements and associated correspondence in accordance with the above guidance.

2.	Please keep in mind that we may publicly post filing review correspondence in accordance with our December 1, 2011 policy (http://www.sec.gov/divisions/corpfin/cfannouncements/edgarcorrespondence.htm). If you intend to use Rule 83 (17 CFR 200.83) to request confidential treatment of information in the correspondence you submit on EDGAR, please properly mark that information in each of your confidential submissions to us so we do not repeat or refer to that information in our comment letters to you.

RESPONSE: The Company acknowledges the Staff’s comment and confirms it will clearly mark any information for which it seeks confidential treatment under Rule 83 (17 CFR 200.83).

3.

Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company advises the Staff that neither it nor anyone authorized on its behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), nor is the Company aware of any research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act, added by Section 105 of the Jumpstart Our Business Startups Act, by any broker or dealer that is participating or will participate in this offering. If the Company presents such written communications or becomes aware that such materials or research reports have been distributed, the Company will notify the Staff and provide copies of the relevant communications or reports.

4.	We note that you intend to file by amendment certain exhibits, including consents and the legal opinion. We may have comments on the opinion and other exhibits after they are filed. Please allow sufficient time for staff review of these materials before requesting acceleration of effectiveness of the registration statement.

RESPONSE: The Company acknowledges the Staff’s comment and will file all exhibits, including consents and the legal opinion, with sufficient time for the Staff to review such exhibits and for the Company to respond to any comments that may result from the Staff’s review.

5.	Prior to the effectiveness of the registration statement, please arrange for a representative of FINRA to call us or confirm in writing that it has cleared the underwriting arrangements for the offering.

RESPONSE: The Company acknowledges the Staff’s comment and, prior to the effectiveness of the registration statement, will arrange for a representative of FINRA to call the Staff or confirm in writing to the Staff that the Company has cleared the underwriting arrangements for the offering.

6.	Please provide us copies of any artwork or other graphics that you intend to use as soon as possible for our review and comment.

RESPONSE: The Company acknowledges the Staff’s comment and confirms that it will submit any artwork that it intends to use, when determined, to the Staff on a supplemental basis.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

Table of Contents, page i

7.	Please relocate the dealer prospectus delivery obligation to the outside back cover of your prospectus. See Item 502(b) of Regulation S-K.

RESPONSE: In response to the Staff’s comment, the Company has relocated the paragraph regarding dealer prospectus delivery obligation to the outside back cover page of the prospectus in the Amended Draft Registration Statement.

Prospectus Summary, page 1

General

8.	Certain information contained in the Summary section, particularly the Overview section, is substantially identical to the information contained in the Business section. Please strive for a balanced summary presentation that avoids the use of repetitious disclosure. The summary should provide a brief, non-generic discussion of the most material aspects of your company and your offering. Please reduce the disclosure in the Prospectus Summary section by carefully considering and identifying those aspects of the offering that are most significant and highlight them in plain, clear language. You may wish to include an appropriate cross reference to the Business section where this detailed information appears. Please refer to Item 503 of Regulation S-K and SEC Release No. 33-7497.

RESPONSE: In response to the Staff’s comment, the Company has substantially revised the Summary section of the Amended Draft Registration Statement and reduced the disclosure in this section. In particular, the Company has attempted to reduce the repetitive disclosure in the Industry Background section and provide only that information that it believes would be helpful to provide context for prospective investors. The Company has also eliminated certain repetitive disclosure in the Overview and Zendesk Approach sections of the Summary section.

Overview, page 1

9.	Please revise the Overview section to briefly and more directly state your primary business, namely that you are a software development company providing a software-as-a-service customer service support platform through paid subscriptions.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 57, 78 and F-8 of the Amended Draft Registration Statement to more directly state its primary business.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

10.	We note your disclosure on pages 1, 52 and 72 that “70% of [y]our new prospects during the quarter ended December 31, 2013 came from organic growth . . . .” Please clarify whether “prospects” refers to new customers, paid subscribers, free trials, new accounts or some combination thereof.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on pages 1, 57, and 78 to replace the term “prospects” with the term “qualified sales leads.” Supplementally, the Company advises the Staff that qualified sales leads consist of prospective sales opportunities to which the Company applies an algorithm to determine a minimum probability of converting to a paid subscription to its customer service platform.

Industry Background, page 2

11.	Please explain your reference to “legacy customer support software” on page 2.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on page 2 of the Amended Draft Registration Statement to clarify the meaning of “legacy customer support software.”

12.	We note that in your Summary and Business sections you make reference to various studies, surveys and information from International Data Corporation and Accenture plc. Please provide us with copies of the source materials you cite, appropriately marked to identify the specific sections that you are citing. Confirm for us that the sources you cite are publicly available and were not commissioned or prepared specifically for use in this prospectus.

RESPONSE: In response to the Staff’s comment, the Company has provided to the Staff on a supplemental basis the relevant portions of the industry research reports from International Data Corporation and Accenture plc, as cited in the Draft Registration Statement. To expedite the Staff’s review, the Company has marked each report to highlight the applicable portion or section containing the referenced information and has cross-referenced it to the appropriate location in the Amended Draft Registration Statement. In addition, the Company further supplementally advises the Staff that the reports from International Data Corporation and Accenture plc cited in the Draft Registration Statement are publicly available (in the case of International Data Corporation, for a fee) and none were commissioned by the Company or for use in this offering.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

The Zendesk Approach, page 3

13.	Please provide a factual basis or clearly state as management’s opinion or belief that your “subscription plans are significantly less expensive and offer greater transparency than many legacy customer support software applications . . . .” We note similar disclosure, including a reference to a “high return on investment” for your customers, on page 76.

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on pages 3 and 82 of the Amended Draft Registration Statement to clarify its management’s “belief” as to the relative pricing of its customer service platform as compared to competitive offerings. The Company respectfully submits that the reference to “high return on investment” on page 82 of the Amended Draft Registration Statement as noted by the Staff is already qualified by its management’s belief.

Risk Factors, page 10

We have a history of losses and we expect our growth rate to decline . . . ., page 10

14.	Please explain the term “self-managed colocation data centers.”

RESPONSE: In response to the Staff’s comment, the Company has revised its disclosure on page 11 of the Amended Draft Registration Statement to clarify the meaning of “self-managed colocation data centers.”

We may not be able to generate sufficient cash to service our indebtedness, page 30

15.	Please disclose the amount of your debt that will remain after this offering, including accrued interest.

RESPONSE: Although it is a potential use of proceeds, the Company has not made a final determination as to whether the proceeds of the offering will be utilized to repay outstanding indebtedness. The Company has revised its disclosure on page 34 of the Amended Draft Registration Statement to clarify that to the extent the proceeds are not so utilized, all of the outstanding indebtedness and accrued interest as of December 31, 2013 would remain outstanding after the offering.

Use of Proceeds, page 43

16.	You refer to the possibility that offering proceeds may be used for working capital and general corporate purposes as well as several specific categories of expenses, such as satisfaction of all or a portion of anticipated tax withholding and remittance obligations, repayment of outstanding principal and interest on your equipment line of credit or the

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

revolving line of credit, and to acquire complementary businesses, products, services, or technologies. We note that you do not quantify the portion of the proceeds you estimate will be used for the potential uses of the proceeds that you identify. Elsewhere in the registration statement you describe plans to expend additional funds on sales and marketing, research and development and general and administrative expenses. Given your negative cash flows from operations, it would appear that the offering proceeds would be applied to fund the increased expenditures you plan and reference. In your supplemental response, and with a view to disclosure, tell us whether you have a proposed plan of operations that will require the application of the offering proceeds. You may want to consider using approximate percentages for the various categories listed. To the extent that you do not have any current plans or proposals for the use of the proceeds of the offering, please state this more clearly, and explain why you have decided to conduct the offering at this time. Please note that the inclusion of meaningful information regarding management’s current plans to apply the proceeds is not inconsistent with management’s retention of full discretion to apply the proceeds as it desires, based on future conditions.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure regarding its currently anticipated use of the offering proceeds on page 47 to quantify those uses of the offering proceeds it can estimate and to provide some of the factors that may affect management’s determination regarding the use of the remaining offering proceeds.

Management’s Discussion and Analysis, page 52

General

17.	Your MD&A provides discussion and analysis of past financial condition and operating analysis, however, there does not appear to be much emphasis, if any, on your prospective financial condition and operating performance. Please revise your MD&A, including your overview section, to discuss prospective matters, such as subscription trends. Please focus your revised discussion on any material trends and uncertainties. Refer to Section III.B.3 of SEC Release No. 33-8350.

RESPONSE: In response to the Staff’s comment, the Company has revised the MD&A of the Amended Draft Registration Statement to provide additional detail with respect to prospective financial trends, particularly management’s plans for additional investment in infrastructure and personnel to support growth and the potential impact of these trends on the ability to achieve profitability.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

18.	In addition to informing readers how the company earns revenues and income and generates cash, an informative overview section provides insight into short and long term material opportunities, challenges and risks on which the company’s executives are currently focused. Please revise your disclosure to address any short and long terms material opportunities, challenges and risks, as well as the actions management is taking to address them. Refer to Section III.A of SEC Release No. 33-8350.

RESPONSE: In response to the Staff’s comment, the Company has revised the Overview section of the MD&A of the Amended Draft Registration Statement to address its principal opportunities (which align with its growth strategy) as well as the principal challenges to capitalizing on these opportunities.

Overview, page 52

19.	We note your disclosure in the Overview section regarding the increase in revenues and growth to over 40,000 accounts. Please provide a balanced description of your success, as well as your challenges, if material. Such a description should discuss the most important themes or significant matters in which management is concerned regarding the company’s financial condition and operating results. In this regard, a discussion of management’s expectation of declining revenue growth, a discussed on page 10, appears material to understanding the company’s prospective operating results.

RESPONSE: In response to the Staff’s comment, the Company has revised the Overview section of the MD&A of the Amended Draft Registration Statement to address its principal risks, including the risk that our revenue growth rate will decline.

Key Business Metrics, page 53

20.	Please expand your disclosure relating to your key business metrics to clearly address how each of the metrics relates to your results of operations.

RESPONSE: In response to the Staff’s comment, the Company has revised the MD&A of the Amended Draft Registration Statement to more specifically address the direct and indirect impact on the Company’s revenue and other results of operations related to its key business metrics.

21.	Please expand your discussion of dollar-based net expansion rate to provide the disclosures required by Item 10(e) of Regulation S-K, including a schedule or other clearly understandable reconciliation of the non-GAAP financial measure to the most directly comparable GAAP financial measure.

RESPONSE: The Company acknowledges the Staff’s comment. The Company respectfully submits that its dollar-based net expansion rate is not a “non-GAAP financial measure” as that term is defined in Section 10(e)(2) of Regulation S-K.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

As disclosed in the Draft Registration Statement, the Company’s dollar-based net expansion rate is an operational measure and its calculation begins with a calculation of monthly recurring revenue for the Company’s accounts. As disclosed in the Draft Registration Statement, monthly recurring revenue for an account is equal to the monthly revenue that the Company would expect to record for that account’s subscription to the Company’s platform in the next monthly period following the date of determination, assuming no changes to the subscription and without taking into account any one-time discounts, if any, that may be applicable to such subscription. As such, monthly recurring revenue is purely a legal and contractual determination made by looking only at the legal and contractual terms of each account as of any particular date of determination as to the revenue the Company expects to receive in the next monthly period for that account. It is not derived from or based upon the Company’s historical revenue, deferred revenue, or any other GAAP financial measure over any period. It is entirely forward-looking and contractually-derived as of the date of determination. As disclosed in the Draft Registration Statement, monthly recurring revenue is then aggregated to determine base revenue and retained revenue net of contraction and churn, which are used to calculate the dollar-based net expansion rate. The Company confirms that there are no other components of the calculation of dollar-based net expansion rate that are derived from or based upon the Company’s historical revenue, deferred revenue, or any other GAAP financial measure over any period.

Accordingly, monthly recurring revenue and dollar-based net expansion rate bear no relation to directly comparable measures calculated and presented under GAAP. In the language of Section 10(e)(2) of Regulation S-K, both measures do not (i) exclude amounts or include adjustments that have the effect of excluding amounts that are excluded from the most directly comparable measure calculated and presented in accordance with GAAP, or (ii) include amounts or include adjustments that have the effect of including amounts that are excluded from the most directly comparable measure calculated and presented in accordance with GAAP. The Company respectfully submits that these measures are operating performance measures, or ratios that are calculated using operating performance measures (i.e., changes over time in forward-looking contractual terms).

In Exchange Act Release No. 34-47226, the Commission stated: “[W]e do not intend the definition of ‘non-GAAP financial measures’ to capture measures of operating performance or statistical measures that fall outside of the definition set forth [in Section 10(e)(2)]. As such, non-GAAP financial measures do not include operating and other statistical measures…and ratios or statistical measures that are calculated using exclusively…operating measures or other measures that are not non-GAAP operating measures.”

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

The Company acknowledges that its previous inclusion of the statement on page 53 of the Draft Registration Statement that “[M]onthly recurring revenue for an account is a non-GAAP measure…” may be confusing to a reader on this subject. The Company was intending to convey that monthly recurring revenue was not derived from a measure calculated and presented in accordance with GAAP, not that monthly recurring revenue was a “non-GAAP financial measure” as defined in Section 10(e)(2). The Company has revised the disclosure on page 59 of the Amended Draft Registration Statement to replace the reference to “non-GAAP measure” with the more clear “operating measure.”

Operating Expenses, page 58

22.	Please expand the disclosure to clarify why the compensation expense associated with the September 2012 tender offer was recorded in the three months ending December 31, 2012.

RESPONSE: In response to the Staff’s comment, the Company has revised page 64 of the Amended Draft Registration Statement to clarify that the tender offer was completed in the quarter ended December 31, 2012.

Business, page 72

The Opportunity to Build Relationships Through Customer Service, page 73

23.	Please explain your reference to “shopping cart pain points.”

RESPONSE: In response to the Staff’s comment, and to make the disclosure more clear, the Company has revised page 79 of the Amended Draft Registration Statement to replace the term “shopping cart pain points” with “barriers to completing online purchases.”

Growth Strategy, page 77

24.	On page 78, you disclose that your “international sales efforts will be strategically focused on certain countries outside the United States, particularly ones that have demonstrated significant organic customer traction.” As your customers are currently located in “over 140 countries,” please revise to briefly disclose which countries you are targeting with your international sales efforts.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

RESPONSE: In response to the Staff’s comment, the Company has revised page 84 of the Amended Draft Registration Statement to specifically identify the strategic international markets, namely Brazil, France, Germany, Japan and the United Kingdom, on which it has focused, and expects to continue to focus, its international sales efforts.

Lock-Up and Market Stand-Off Agreements, page 117

25.	Please briefly describe the factors that the underwriters would consider in determining whether to consent to the sale of shares by the company, your executive officers, directors or holders of substantially all of your common stock and securities convertible into or exchangeable for your common stock before the lock-up period’s expiration.

RESPONSE: In response to the Staff’s comment, the Company respectfully advises the Staff that Goldman, Sachs & Co. and Morgan Stanley & Co LLC (the “Representatives”) have advised the Company that they have no current intent or arrangement to release any of the shares subject to the lock-up agreements prior to the expiration of the lock-up period. There are no contractually specified conditions for the waiver of lock-up restrictions and any waiver is at the discretion of the Representatives. The Company understands from the Representatives that when determining whether or not to release shares from lock-up agreements, the Representatives may consider, among other factors, the reasons given by the Company or the securityholder, as applicable, for requesting the release, the number of shares for which the release is being requested and market conditions at such time. If the Representatives were to agree to any such release in the future, the parties would comply with FINRA Rule 5131 requirements as to any release of shares held by a director or officer of the Company. The Company has revised page 128 of the Amended Draft Registration Statement to add disclosure relating to these matters.

Note 11 – Geographic Information, page F-31

Long-Lived Assets, page F-32

26.	Your total dollar amounts for long-lived assets at December 31, 2012 and 2013 in your disclosure of geographic information do not appear to reconcile to your consolidated balance sheets. Please refer to ASC 280-10-50-41 and 280-10-55-23 and include the disclosure of long-lived assets, as described.

RESPONSE: The Company acknowledges the Staff’s comment. The difference between the dollar amounts for long-lived assets as disclosed in Note 11 of its consolidated financial statements and property and equipment, net as shown on the consolidated balance sheets is due to the carrying value of capitalized internal-use software of $4.3 million and $6.8 million as of December 31, 2012 and 2013, respectively. Per ASC 280-10-55-23, disclosure of long-lived assets by geographic area should present tangible assets only and should not include intangible assets. As such, the Company did not

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

include the carrying value of the capitalized internal-use software in Note 11. The Company respectfully directs the Staff’s attention to the carrying value of capitalized internal-use software as of December 31, 2012 and 2013, which is disclosed in Note 4, Property and Equipment. The Company has revised its disclosure on page F-32 of the Amended Draft Registration Statement to clarify that its disclosure of long-lived assets by geographic area does not include capitalized internal-use software.

Exhibits 3.2 & 3.4

27.	We note that the proposed Amended and Restated Certificate of Incorporation and proposed Amended and Restated Bylaws, filed as Exhibits 3.2 and 3.4, respectively, include an exclusive forum provision. Please revise your disclosure on page 115, or where appropriate, to discuss the effect of such provision on investors. Given the lawsuits challenging the validity of choice of forum provisions in certificates of incorporation, please also disclose that it is possible that a court could rule that your provision is inapplicable or unenforceable. Please also include separate risk factor disclosure discussing the risks attendant to the choice of forum provision included in your proposed Amended and Restated Certificate of Incorporation and proposed Amended and Restated Bylaws, including the possibility that the exclusive forum provision may discourage lawsuits against your officers and directors.

RESPONSE: In response to the Staff’s comment, the Company has added disclosure on page 125 of the Amended Draft Registration Statement to discuss the effects of the exclusive forum provision on investors. In addition, the Company has included a separate risk factor on page 41 of the Amended Draft Registration Statement discussing the risks attendant to the choice of forum provision, including the possibility that a court could rule that such provision is inapplicable or unenforceable.

Exhibit 16.1

28.	Please explain how your disclosure on page 127 regarding the change in accountants complies with the specific requirements in Item 304(a)(1)(iv) and (v) of Regulation S-K as those requirements pertain to the respective terms “disagreements” and “reportable events.”

RESPONSE: The Company acknowledges the Staff’s comment. The Company respectfully submits that its disclosure on page 127 of the Draft Registration Statement (which has not been changed in the Amended Draft Registration Statement) regarding the change in accountants complies with the specific requirements of Item 304(a)(1)(iv) and (v) of Regulation S-K.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

As disclosed in the Draft Registration Statement, Deloitte & Touche LLP was the Company’s previous independent auditors and was informed of the Company’s decision to dismiss them as the Company’s independent auditors on August 22, 2013. Prior to its dismissal, Deloitte & Touche LLP had previously audited the Company’s consolidated financial statements as of and for each of the years ended December 31, 2009, 2010, 2011 and 2012, and had issued unqualified audit opinions with respect thereto. Approximately six months following the dismissal of Deloitte & Touche LLP, the Company identified and made certain adjustments that related to the Company’s consolidated financial statements as of and for the year ended December 31, 2012. These adjustments were identified by the Company following the dismissal of Deloitte & Touche LLP in connection with the re-audit of the Company’s financial statements as of and for the year ended December 31, 2012 by Ernst & Young LLP. The nature and scope of these adjustments are described in our response to Comment 29 below.

The adjustments were identified and made by the Company following Deloitte & Touche LLP’s dismissal, therefore the Company believes its informing of Deloitte & Touche LLP of their existence did not constitute a disclosable event under Item 304(a)(1)(iv). Item 304(a)(1)(iv) reads in relevant part: “State whether during the registrant’s two most recent fiscal years and any subsequent or interim period preceding such resignation, declination or dismissal there were any disagreements…”. Similarly, Item 304(a)(1)(v) reads in relevant part: “[P]rovide the information required by paragraph (a)(1)(iv) for each of the kinds of events (even though the registrant and the former accountant did not express a difference of opinion regarding the event) listed in paragraphs (A) through (D) below, that occurred within the registrant’s two most recent fiscal years and any subsequent interim period preceding the former accountant’s resignation, declination to stand for re-election or dismissal…”. As the above language makes clear, disclosure is only required where the occurrence of the event precedes the prior auditor’s resignation, declination to stand for re-election or dismissal.

The Company also respectfully directs the Staff’s attention to Section 211.01 (July 3, 2008) of the Commission’s “Compliance and Disclosure Interpretations—Regulation S-K—Interpretive Responses Regarding Particular Situations” as reproduced below.

Section 211. Item 304 — Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

211.01 Item 304(a)(1)(iv) uses the phrase “the registrant’s two most recent fiscal years and any subsequent interim period preceding such resignation, declination or dismissal,” whereas Item 304(a)(1) uses the phrase, “the registrant’s two most recent fiscal years or any subsequent interim period.” The Division staff has been asked whether the period referenced in Item 304(a)(1)(iv) is coterminous with the period referenced in Item 304(a)(1), or instead refers to a period of such duration preceding the accountant’s resignation or dismissal, as the language would literally suggest. The Division staff takes the position that Item 304(a)(1)(iv) refers to the time period preceding the resignation or dismissal. [July 3, 2008]

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

The Company respectfully submits that its existing disclosure on page 127 of the Draft Registration Statement (and page 139 of the Amended Draft Registration Statement) is therefore in compliance with the specific requirements in Item 304(a)(1)(iv) and (v) of Regulation S-K. The Company states: “We had no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to its satisfaction, would have caused Deloitte & Touche LLP to make reference in connection with its opinion to the subject matter of the disagreement during its audit of the year ended December 31, 2012 or the subsequent interim period through August 22, 2013.”

The Company also voluntarily included disclosure in this section that is not required under Item 304 of Regulation S-K. The additional disclosure discusses that (i) Deloitte & Touche LLP’s previously issued audit opinion with respect to the Company’s consolidated financial statements for the year ended December 31, 2012 is not included in the Draft Registration Statement and should no longer be deemed associated with the Company’s consolidated financial statements for the year ended December 31, 2012 and (ii) that Deloitte & Touche LLP has not consented to the inclusion of, or reliance upon, such audit report in the Draft Registration Statement. Although this disclosure is not required, the Company voluntarily provided this disclosure to avoid any potential confusion among investors with respect to these matters.

In light of the above, the Company respectfully submits that its current disclosure complies with the specific requirements in Item 304(a)(1)(iv) and (v) of Regulation S-K.

29.	Please provide us with a full explanation of the error mentioned in this exhibit and clarify how it was corrected or otherwise treated in the accompanying financial statements.

RESPONSE: The Company supplementally advises the Staff that in the context of its discussions with its former independent auditors, Deloitte & Touche LLP, regarding the disclosure to be provided pursuant to Item 304 of Regulation S-K, the Company enumerated, in general terms, certain adjustments to its previously issued consolidated financial statements that had been identified in connection with the re-audit of the Company’s consolidated financial statements for the year ended December 31, 2012 by Ernst & Young LLP. The nature and scope of these adjustments are summarized below. This information was provided to the Company’s former independent auditors for informational purposes only and neither the nature nor scope of these adjustments were known by, or discussed with, the Company’s former independent auditors prior to their dismissal. Once brought to the Company’s former independent auditors’ attention, no opinion or judgment on the requirement to make such adjustments was sought from, or

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

offered by, the Company’s former independent auditors. As noted in the Company’s response to Comment 28 above, the Company does not believe that the making of these adjustments, or the disclosure of such information to its former independent auditors, represented a “disagreement” or “reportable event” for purposes of Item 304 of Regulation S-K.

FIN 48 Adjustment

In connection with the re-audit of the Company’s consolidated financial statements for the year ended December 31, 2012 performed by Ernst & Young LLP, the Company concluded that its prior determination of fair value of certain intellectual property transferred to the Company by an affiliated entity in 2009, which was based on a valuation performed by an independent third party appraiser, was not more likely than not to be sustained if challenged by the applicable taxing authority. No reserve had previously been recorded for this tax exposure in the consolidated financial statements for the year ended December 31, 2012 previously audited by Deloitte & Touche LLP. An adjustment was made by recording a liability of $0.5 million, including accrued interest and penalty, as an opening balance sheet adjustment in the consolidated financial statements for the year ended December 31, 2012 that were re-audited by Ernst & Young LLP and included in the Draft Registration Statement. This adjustment was disclosed in note 2 to the consolidated financial statements for the year ended December 31, 2012 included in the Draft Registration Statement. The Company has concluded that this adjustment is immaterial as it did not affect trends of earnings and represented less than 3% of the Company’s total liabilities as of December 31, 2012 and net loss for the year then ended, with no impact on the consolidated statement of cash flows.

[**]1

Supplemental Matters

In March 2014, the Company completed an acquisition of Zopim Technologies Pte Ltd., a software development company that provides a software-as-a-service live chat service (“Zopim”). The purchase price of approximately $15.9 million ($5.0 million of cash and $10.9 million of the Company’s common stock) includes $1.1 million of cash and $2.4 million of common stock consideration held back between 12 and 18 months as partial security for standard indemnification obligations and which is payable in the future under terms specified in the stock purchase agreement.

[1]	Confidential Treatment Requested by Zendesk, Inc.

CONFIDENTIAL TREATMENT

REQUESTED BY ZENDESK, INC.

Mr. Jay Ingram

Legal Branch Chief

Securities and Exchange Commission

March 21, 2014

In connection with the acquisition of Zopim, the Company established a retention plan pursuant to which it will pay up to $13.9 million in cash and equity consideration over two and three years, respectively, to Zopim employees in connection with their continued employment, which will be recorded as compensation expense over the associated service periods of such employees.

The Company considered the guidance in SEC Regulation S-X Rule 3-05, Financial Statements of a Business Acquired or To Be Acquired, and the definition of a significant subsidiary in Regulation S-X Rule 1-02 (w), and performed the significant subsidiary tests based on asset, income, and investment, which resulted in 1%, 2%, and 17%, respectively. The fair value of the Company’s common stock on March 14, 2014 (the date that the stock purchase agreement was signed and the acquisition became probable) was $6.04 per share as established by the Company’s board of directors on March 12, 2014. The board-determined valuation was consistent with the results of the most recent third-party valuation of our common stock, which determined the fair value of the Company’s common stock to be $6.04 per share. The acquisition closed on March 21, 2014. The Company concluded that no financial statements are required to be included in the Draft Registration Statement as the conditions set forth in Rule 3-05(b)(2) of Regulation S-X are not met.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (650) 752-3226 or William J. Schnoor at (617) 570-1020.

Sincerely,

/s/ Bradley C. Weber

Bradley C. Weber

cc:	Terence O’Brien, Securities and Exchange Commission

Tom D’Orazio, Securities and Exchange Commission

Kamyar Daneshvar, Securities and Exchange Commission

Mikkel Svane, Zendesk, Inc.

John M. Geschke, Zendesk, Inc.

William J. Schnoor, Goodwin Procter LLP

David G. Peinsipp, Cooley LLP